Employee Benefits - Changes in Benefit Obligation and Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension Plans
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	$ 7,069	$ 7,278
Service cost	213	219	$ 223
Interest cost	409	376	370
Plan amendments	(261)	0
Actuarial (gain) loss	413	(443)
Lump sum settlements	(125)	(118)
Benefit payments	(258)	(243)
Benefit obligation at end of measurement period	7,460	7,069	7,278
Change In Fair Value Of Plan Assets
Balance at beginning of period	7,834	7,779
Actual return on plan assets	945	381
Employer contributions	39	35
Lump sum settlements	(125)	(118)
Benefit payments	(258)	(243)
Balance at end of period	8,435	7,834	$ 7,779
Funded Status	975	765
Components Of The Consolidated Balance Sheet
Noncurrent benefit asset	1,575	1,329
Current benefit liability	(53)	(48)
Noncurrent benefit liability	(547)	(516)
Recognized amount	975	765
Accumulated Other Comprehensive Income (Loss), Pretax
Net actuarial loss	(1,407)	(1,359)
Net prior service credit	286	30
Recognized amount	(1,121)	(1,329)
Accumulated benefit obligation for all pension plans	7,200	6,600
Postretirement Welfare Plans
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	41
Benefit obligation at end of measurement period	35	$ 41
Change In Fair Value Of Plan Assets
Balance at end of period	47
Accumulated Other Comprehensive Income (Loss), Pretax
Recognized amount	$ 51